Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Supplemental Schedule
CACI $MART Plan
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)
EIN #54-1345888—Plan Number 002
December 31, 2025
(in thousands)

(a)	(b) Identify of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost**	(e) Current Value
	PIMCO Inflation Response Multi-Asset Fund Institution	Common Trust		$22,680
*	T. Rowe Institutional Small-Cap Stock Fund	Mutual Fund		$58,510
*	T. Rowe Price Health Sciences Fund I	Mutual Fund		$92,436
*	T. Rowe Price Communications & Tech Fund I	Mutual Fund		$150,372
	Vanguard Mid-Cap Index, Institutional Plus	Mutual Fund		$127,809
	Vanguard Small Cap Index, Institutional	Mutual Fund		$64,639
	Vanguard Treasury Money Market Investment	Mutual Fund		$646
*	T. Rowe Price International Growth Equity Trust D	Common Trust		$47,400
	Prudential Core Plus Bond	Common Trust		$53,491
*	T. Rowe Price Retirement 2005 Active Trust E	Common Trust		$7,233
*	T. Rowe Price Retirement 2010 Active Trust E	Common Trust		$13,928
*	T. Rowe Price Retirement 2015 Active Trust E	Common Trust		$27,436
*	T. Rowe Price Retirement 2020 Active Trust E	Common Trust		$93,368
*	T. Rowe Price Retirement 2025 Active Trust E	Common Trust		$215,247
*	T. Rowe Price Retirement 2030 Active Trust E	Common Trust		$356,927
*	T. Rowe Price Retirement 2035 Active Trust E	Common Trust		$369,355
*	T. Rowe Price Retirement 2040 Active Trust E	Common Trust		$355,724
*	T. Rowe Price Retirement 2045 Active Trust D	Common Trust		$21
*	T. Rowe Price Retirement 2045 Active Trust E	Common Trust		$341,642
*	T. Rowe Price Retirement 2050 Active Trust D	Common Trust		$13
*	T. Rowe Price Retirement 2050 Active Trust E	Common Trust		$244,596
*	T. Rowe Price Retirement 2055 Active Trust E	Common Trust		$153,445
*	T. Rowe Price Retirement 2060 Active Trust D	Common Trust		$5
*	T. Rowe Price Retirement 2060 Active Trust E	Common Trust		$96,278
*	T. Rowe Price Retirement 2065 Active Trust E	Common Trust		$37,139
*	T. Rowe Price Retirement 2070 Active Trust E	Common Trust		$564
*	T. Rowe Price Blue Chip Growth Trust T4	Common Trust		$311,471
*	T. Rowe Price U.S. Value Equity Trust C	Common Trust		$89,613
	Vanguard Inst TTL International Stock Index	Common Trust		$70,365
	Vanguard International TTL BD MKT Index TR	Common Trust		$48,414
	Vanguard Institutional 500 Index TR	Common Trust		$520,298
*	T. Rowe Price Stable Value Common Trust Fund	Common Trust		$156,988
*	CACI International Inc	Company Stock		$165,180
*	Notes receivable - participants	Participant loans (maturing 2025 to 2041 with interest rates of 3.75%-10.50%)		$34,907
*	Participant-directed brokerage accounts (1)	Participant-Directed Brokerage Accounts		$152,848
	Total Investments			$4,480,988

*Represents a party-in-interest.
**Historical cost information is not required to be presented, as all investments are participant-directed.
(1)    Certain investments in these accounts are issued by a party-in-interest to the Plan.